Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Fair value of contingent consideration in connection with the purchase of Gather (included in other liabilities):
Fair value of assets that measured on a recurring basis	$ 224
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Fair value of contingent consideration in connection with the purchase of Gather (included in other liabilities):
Fair value of assets that measured on a recurring basis
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2)
Fair value of contingent consideration in connection with the purchase of Gather (included in other liabilities):
Fair value of assets that measured on a recurring basis
Significant Unobservable Inputs (Level 3)
Fair value of contingent consideration in connection with the purchase of Gather (included in other liabilities):
Fair value of assets that measured on a recurring basis	$ 224